Basis of Presentation (Tables)	12 Months Ended
Jul. 31, 2020
Basis Of Presentation [Abstract]
Schedule of major subsidiaries
Principal Operating Subsidiaries	Jurisdiction	Interest Held	Principal Activity
HEXO Operations Inc.	Ontario, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

HEXO USA Inc.	Delaware, USA	100%	To facilitate expansion into the US market.

Keystone Isolation Technologies Inc. ("KIT'')	Ontario, Canada	60%

Intended to provide the Company with high quality extraction technology to facilitate an efficiently processed and consistent supply of CBD and THC to supply the Canadian and global market for cannabis derivatives

Neal Up Brands Inc.	Ontario, Canada	60%	To produce and sell cannabis and cannabis products under the Cannabis Act.

Schedule of major joint ventures

Significant Joint Ventures	Jurisdiction	Interest Held	Principal Activity
HEXO MED A.E.	Athens, Greece	51%	Intended to serve as the Company's entry point into the European medical cannabis markets.

Belleville Complex Inc.	Ontario, Canada	25%	The venture was established to manage the property of Belleville facility.

Schedule of major associates

Significant Associates	Jurisdiction	Interest Held	Principal Activity
Truss Limited Partnership ("Truss LP")	Ontario, Canada	42.5%	To pursue opportunities to develop non-alcoholic, cannabis-infused beverages for the Canadian market following adult-use legalization.

Truss CBD USA LLC ("Truss CBD US")	Colorado, USA	42.5%	To explore opportunities for non-alcohol hemp-derived CBD beverages in the State of Colorado.